Advances to Equity Accounted Joint Ventures	9 Months Ended
Sep. 30, 2016
Receivables [Abstract]
Advances to Equity Accounted Joint Ventures
Advances to Equity Accounted Joint Ventures

a) As of September 30, 2016, the Partnership had advanced $57.8 million to Exmar LPG BVBA (December 31, 2015 – $57.8 million), which bears interest at LIBOR plus 0.50% and has no fixed repayment terms. As at September 30, 2016, the interest receivable on the advances was $0.9 million (December 31, 2015 – $0.4 million). Both the advances and the interest receivable on these advances are included in investments and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.

b) As of September 30, 2016, the Partnership had advanced $114.9 million to TC LNG Shipping L.L.C., the Partnership's 50/50 joint venture with China LNG Shipping (Holdings) Limited (or the Yamal LNG Joint Venture) (December 31, 2015 – $96.9 million). The advances bear interest at LIBOR plus 3.00% compounded semi-annually. As of September 30, 2016, the interest accrued on these advances was $8.1 million (December 31, 2015 – $4.8 million). Both the advances and the accrued interest on these advances are included in investments and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.

c) As of September 30, 2016, the Partnership had advanced $3.6 million to Bahrain LNG W.L.L., the Partnership's joint venture with National Oil and Gas Authority (or Nogaholding), Samsung C&T and Gulf Investment Corporation (or the Bahrain LNG Joint Venture) (December 31, 2015 – nil). The advances are non-interest bearing and are included in investments and advances to equity accounted joint ventures in the Partnership’s consolidated balance sheets.